Average Annual Total Returns	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg US Aggregate Index 1 year		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg US Aggregate Index 5 years		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg US Aggregate Index 10 years		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 1 year		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 5 years		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Bloomberg 1-3 Year US Government/Credit Index 10 years		Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class C 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Institutional Class 10 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 1 year	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 5 years	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Lifetime	Prospectus #1 Macquarie Limited-Term Diversified Income Fund Class R6 Inception Date	Prospectus #2 Macquarie Tax-Free Oregon Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Macquarie Tax-Free Oregon Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A 1 year	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A 5 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A 10 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class 1 year	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class 5 years	Prospectus #2 Macquarie Tax-Free Oregon Fund Institutional Class 10 years
Total	1.25%	[1]	(0.33%)	[1]	1.35%	[1]	4.36%	[1]	1.58%	[1]	1.63%	[1]	1.53%	1.16%	1.43%	(0.07%)	0.07%	0.46%	0.89%	0.42%	0.66%	2.74%	0.89%	0.87%	4.26%	1.37%	1.37%	4.65%	1.90%	1.88%	4.86%	1.97%	1.94%	May 01, 2017	1.05%	0.99%	2.25%	(1.98%)	0.21%	1.32%	(1.98%)	0.21%	1.32%	0.14%	0.81%	1.66%	2.87%	1.38%	2.02%

[1]	In connection with new regulatory requirements, effective December 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.